UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska 68137

(Address of principal executive offices)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd.; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

 1/31

Date of reporting period:  10/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Incline Capital Trend Following Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2010
Shares				Market Value

	EXCHANGE TRADED FUNDS - 89.98%
55,000	iPath Dow Jones-UBS Commodity Index Total Return ETN			$ 2,445,850
23,000	iShares Barclays 20+ Year Treasury Bond Fund			2,309,660
60,000	iShares MSCI EAFE Index Fund			3,420,600
75,000	iShares MSCI Emerging Markets Index Fund			3,459,750
22,000	iShares Russell 1000 Growth Index Fund			1,185,580
31,000	iShares Russell 2000 Growth Index Fund			2,420,480
18,000	iShares Russell 2000 Value Index Fund			1,158,840
34,000	ProShares Ultra QQQ			2,545,580
50,000	ProShares Ultra S&P 500			2,117,500
	TOTAL EXCHANGE TRADED FUNDS			21,063,840
	( Cost - $19,797,914)

	SHORT-TERM INVESTMENTS - 13.25%
	MONEY MARKET FUND - 13.25%
1,033,876	AIM STIT - Liquid Assets Portfolio			1,033,876
1,033,844	AIM STIT-STIC Prime Portfolio			1,033,844
1,033,861	Fifth Third Institutional Money Market Fund			1,033,861
	TOTAL SHORT-TERM INVESTMENTS			3,101,581
	( Cost - $3,101,581)

	TOTAL INVESTMENTS - 103.23%
	( Cost - $22,899,495)			24,165,421
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.23%)			(756,892)
	NET ASSETS - 100.00%			$ 23,408,529

+Reflects yield at October 31, 2010

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
At October 31, 2010, net unrealized appreciation on investment securities, for financial reporting purposes:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost				$ 1,265,926
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value				-
Net unrealized appreciation				$ 1,265,926

Incline Capital Trend Following Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2010
Shares				Market Value

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 -  Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing  the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	21,063,840	-	-	$ 21,063,840
Short-Term Investments	-	3,101,581	-	$ 3,101,581
Total	$ 21,063,840	$ 3,101,581	$ -	$ 24,165,421

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/21/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/21/10

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

12/21/10